Convertible Note (Details) - Schedule of net carrying amount of the equity component	12 Months Ended
Mar. 31, 2022 USD ($)
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	$ 351,537
Amount allocated to conversion option [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	418,410
Issuance cost [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	$ (66,873)